[Graphic Omitted]

---------------------------------------
COLONIAL TAX-EXEMPT FUND  ANNUAL REPORT
---------------------------------------

NOVEMBER 30, 1999

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:


The U.S. bond market continued to show negative returns during the past year, as interest rates across the board rose steadily throughout the 12-month period. The rise in bond yields over the past year has come primarily in response to continued economic strength in the U.S. and a dramatic recovery in the economies of Southeast Asia and Japan. This growth has caused concern among bond investors that inflation could potentially begin to increase if the economy becomes "overheated."

In the bond market, rising interest rates can hurt performance because as rates rise, prices fall. However, in a declining bond market, municipal bonds usually outperform their Treasury counterparts. This occurred again in 1999, illustrating the attractiveness of municipals for investors seeking tax-free income.

The Fund's performance was affected by the rise in interest rates, as well as its overweighting in high yield bonds. We believe that the Fund's current holdings will position it well for the economic environment that we are forecasting in the coming year.

In the pages that follow, our portfolio managers will provide more specific information about your Fund's performance and the strategies employed during the fiscal year. As always, thank you for choosing Liberty Funds, and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    January 12, 2000

Not FDIC  May Lose Value
Insured   -----------------
          No Bank Guarantee

Because market and economic conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

----------
HIGHLIGHTS
----------

o    RISING RATES MADE FOR A CHALLENGING YEAR IN THE BOND MARKET

     During the 12-month period, short-, mid- and long-term interest rates rose dramatically. These increases significantly affected bond performance in every sector because bond prices move in the opposite direction of yields. Municipal bonds were no exception, although their declines were mitigated somewhat by a reduction in supply.

o    MUNICIPALS OUTPERFORMED TREASURY BONDS DURING THE PERIOD

     Municipal bonds were slightly undervalued at the start of the period, and they gained value, relative to Treasury bonds, during the year. The yield on the 30-year AAA-rated general obligation (GO) bond -- a benchmark of municipal bond market performance -- rose from 4.82% on November 30, 1998 to 5.73% on November 30, 1999.

o    INDEX PERFORMANCE REFLECTED THE DIFFICULT MARKET ENVIRONMENT

    The declines in the Fund and the Lehman Brothers Municipal Bond Index reflect the difficult conditions in the bond market during the past year.

                      TOTAL RETURN FOR THE LEHMAN BROTHERS
                    MUNICIPAL BOND INDEX 11/30/98 - 11/30/99

                                      Lehman Brothers
                                     Municipal Bond Index
-------------------------------------------------------------------------------
                    11/30/98             $10,000
                       12/98              10,025
                        1/99              10,144
                        2/99              10,100
                        3/99              10,114
                        4/99              10,139
                        5/99              10,080
                        6/99               9,935
                        7/99               9,971
                        8/99               9,891
                        9/99               9,895
                       10/99               9,788
                    11/30/99               9,892   (1.08)%

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.


12-MONTH CUMULATIVE TOTAL RETURNS
FOR THE PERIOD ENDED 11/30/1999
--------------------------------
           Without      With
            sales      sales
           charge      charge
--------------------------------
Class A    (3.87)%   (8.43)%
--------------------------------
Class B    (4.59)%   (9.08)%
--------------------------------
Class C(1) (4.45)%   (5.34)%
--------------------------------

NET ASSET VALUE PER SHARE AS OF
11/30/1999
--------------------------------
Class A               $12.67
--------------------------------
Class B               $12.67
--------------------------------
Class C               $12.67
--------------------------------

DISTRIBUTIONS DECLARED FROM
12/1/1998 TO 11/30/1999(2)
--------------------------------
Class A               $0.923
--------------------------------
Class B               $0.822
--------------------------------
Class C               $0.842


(1) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

(2) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

--------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------

SEC YIELDS ON 11/30/99

Class A                4.78%
--------------------------------
Class B                4.26%
--------------------------------
Class C                4.41%
--------------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 4.26% for Class C shares.

TAXABLE-EQUIVALENT SEC
YIELDS ON 11/30/99

Class A                7.91%
--------------------------------
Class B                7.05%
--------------------------------
Class C                7.30%
--------------------------------

Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.


FUND PERFORMANCE AFFECTED BY HIGH-YIELD HOLDINGS

During the 12-month period, the Fund had a total return of negative 3.87%, based on Class A shares without a sales charge. This placed the Fund in the third quartile of its Lipper peer group -- the Lipper General Municipal Debt Funds category -- which had an average total return of negative 3.51% for the same period.1 The Fund underperformed its peer group average primarily because it had a larger-than-average percentage of higher yielding non-rated bonds. These did not perform well when credit spreads -- the difference in yield between higher- and lower-yielding bonds -- widened during the year. When credit spreads widen, the yields on high-yield bonds go up more, causing high-yield bonds to underperform the market. However, we believe that these are solid credits, and if interest rates stabilize in the coming year -- as we believe they will -- credit spreads should again narrow and the extra yield from our non-rated holdings have the potential to benefit the Fund. Moreover, we are encouraged by the three-and five-year performance of the Fund, in which it ranked in the second quartile of its Lipper peer group.(1)

MUNICIPAL SUPPLY LOWER THAN USUAL

The supply of municipal bonds was down nearly 20% from January through November from the same period in 1998, which helped stem the decline in municipal bond prices generally. A reduction in supply is also typical in a rising interest rate environment because it is more expensive for a municipality to issue bonds at higher interest rates and because refinancings decline.

INCREASE OF HIGH-YIELD HOLDINGS REFLECTS LONG-TERM STRATEGY

During the period, there was an increase in "credit spreads" in the bond market. This occurs when there is an increase in the yield of higher-yielding, lower-quality bonds, as compared to the yield of lower-yielding, higher-quality bonds. When this happens, as it did in 1999, higher-yielding bonds can offer very good values and deliver competitive tax-exempt yields. As part of our ongoing effort to seek above-average income for shareholders, we took advantage of these values and increased our holdings of higher-yielding bonds. For example, the health care and continuing care industries have been hard hit by federal cutbacks of Medicare. We invested in select high-yield, non-rated health care bonds that were attractively priced. We also found some non-rated industrial revenue, or corporate-backed bonds that had attractive yields.

LOOKING FOR INTEREST RATE STABILITY IN 2000

Despite the continued expansion of the U.S. economy -- the duration of which is nearing an all-time record -- and the tight labor market that has existed for the past few years, inflation has been kept at bay because of significant increases in productivity driven by technological advances. We believe that this productivity rise, along with the Fed's rate increases (which have a slowing effect on economic growth), can have a positive impact on bonds over the long term by keeping inflation under control.

Our longer-term outlook is for the U.S. economy to slow down somewhat and for interest rates to stabilize. We believe that the increases in both short-term and long-term interest rates in the past year will begin to have an effect on businesses as we go into next year. Productivity is still increasing, and many companies do not have the ability to raise prices because of competition from overseas. The efficiencies that companies and consumers have derived from the Internet and technology continue to have a major impact on productivity.

In the near-term, the economy looks as though it will remain fairly strong. Whatever the economy does, however, we will continue to work on structuring the portfolio in such a way as to seek solid returns in any environment, while leaving some room to make adjustments as conditions change.

/s/ William Loring                             /s/ Brian Hartford

    William Loring                                 Brian Hartford

WILLIAM LORING and BRIAN HARTFORD are portfolio co-managers of Colonial Tax-Exempt Fund and are senior vice presidents of Colonial Management Associates, Inc. (CMA).

(1) Lipper, Inc., a widely respected data provider for the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The average total return calculated for funds in the Lipper General Municipal Debt Funds category was negative 3.51% for the 12 months ended November 30, 1999. The Fund's Class A shares ranked in the third quartile for one year (ranked 166 out of 264 funds), in the second quartile for three years (ranked 66 out of 218 funds), in the second quartile for five years (ranked 59 out of 171 funds), and in the third quartile for 10 years (ranked 54 out of 78 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.


The Fund involves certain risks such as credit risks associated with lower-rated bonds and changes in interest rates. High-yield municipal bond investing carries increased credit risks.

QUALITY BREAKDOWN
AS OF 11/30/99

AAA                       55.5%
--------------------------------
AA                        10.9%
--------------------------------
A                          7.6%
--------------------------------
BBB                        6.8%
--------------------------------
BB                         1.0%
--------------------------------
CC                         0.1%
--------------------------------
Non-rated                 17.3%
--------------------------------
Cash equivalents           0.8%
--------------------------------

MATURITY BREAKDOWN
AS OF 11/30/99

0-1 year                   0.3%
--------------------------------
1-3 years                  1.8%
--------------------------------
3-5 years                  3.7%
--------------------------------
5-7 years                  1.9%
--------------------------------
7-10 years                 3.0%
--------------------------------
10-15 years               21.1%
--------------------------------
15-20 years               23.2%
--------------------------------
20-25 years               25.2%
--------------------------------
25+ years                 19.0%
--------------------------------
Cash equivalents           0.8%
--------------------------------

Quality and maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and maturity breakdowns in the future.

---------------
FUND HIGHLIGHTS
---------------

CHANGE IN VALUE OF A $10,000
INVESTMENT IN ALL SHARE CLASSES
FROM 11/30/1989 TO 11/30/1999

          Without     With
           sales      sales
          charge     charge
--------------------------------
Class A  $18,253    $17,386
--------------------------------
Class B  $17,252    $17,252
--------------------------------
Class C  $17,996    $17,996
--------------------------------

-----------------------
PERFORMANCE INFORMATION
-----------------------

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 11/30/89 - 11/30/99


                    Without              With            Lehman Brothers
                    Sales               Sales              Municipal
                    Charge              Charge             Bond Index
--------------------------------------------------------------------------------
11/30/89           $10,000             $ 9,525             $10,000
11/30/90            10,695              10,187              10,770
11/30/91            11,779              11,220              11,875
11/30/92            12,871              12,260              13,066
11/30/93            14,133              13,462              14,515
11/30/94            13,129              12,506              13,753
11/30/95            15,671              14,927              16,352
11/30/96            16,373              15,596              17,314
11/30/97            17,546              16,712              18,555
11/30/98            18,988              18,086              19,995
11/30/99            18,253              17,386              19,781

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/99
-----------------------------------------------------------------------------------------
Share Class                   A                       B                         C
Inception                   10/1/84                 5/5/92                    8/1/97
-----------------------------------------------------------------------------------------
                     Without      With       Without      With        Without      With
                      Sales       Sales       Sales       Sales        Sales       Sales
                     Charge      Charge      Charge      Charge       Charge      Charge
-----------------------------------------------------------------------------------------
 1 year              (3.87)%      (8.43)%     (4.59)%     (9.08)%      (4.45)%    (5.34)%
-----------------------------------------------------------------------------------------
 5 years              6.81         5.77        6.01        5.69         6.51       6.51%
-----------------------------------------------------------------------------------------
 10 years             6.20         5.69        5.60        5.60         6.05       6.05%

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/99
-----------------------------------------------------------------------------------------
Share Class                   A                       B                         C
-----------------------------------------------------------------------------------------
                     Without      With       Without      With        Without      With
                      Sales       Sales       Sales       Sales        Sales       Sales
                     Charge      Charge      Charge      Charge       Charge      Charge
-----------------------------------------------------------------------------------------
 1 year               (2.95)%     (7.56)%      (3.67)%    (8.21)%       (3.53)%    (4.44)%
-----------------------------------------------------------------------------------------
 5 years               6.08        5.05         5.29       4.96          5.80       5.80
-----------------------------------------------------------------------------------------
 10 years              6.50        5.98         5.91       5.91          6.36       6.36

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "With sales charge" returns include the maximum 4.75% charge for Class A shares and the maximum contingent deferred sales charges (CDSC) of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

--------------------
INVESTMENT PORTFOLIO
--------------------

November 30, 1999
(In thousands)

MUNICIPAL BONDS - 98.0%                                                      PAR           VALUE
-------------------------------------------------------------------------------------------------
EDUCATION - 1.4%
EDUCATION - 1.2%
AL Alabama Agricultural & Mechanical University, Series 1998,
  5.250% 11/01/12                                                       $  4,585      $    4,513
AL State University Revenue, Auburn University,
  7.000% 06/01/11                                                          1,000           1,052
MA Health and Educational Facilities Authority, Amherst College,
  Series E,
  6.750% 11/01/15                                                          1,000           1,063
MA State College Building Authority,
  Series 1999 A:
  (a) 05/01/19                                                             7,710           2,396
  (a) 05/01/20                                                             7,750           2,259
MA State Development Finance Agency, Boston University, Series 1999
  P,
  5.450% 05/15/59                                                          3,710           3,151
MA State Industrial Finance Agency, Tabor Academy, Series 1998,
  5.400% 12/01/28                                                          1,535           1,332
MN Victoria, Holy Family Catholic High School, Series 1999 A,
  5.850% 09/01/24                                                          2,250           2,067
NY State Dormitory Authority, New York University, Series 1998 A,
  5.750% 07/01/27                                                          6,290           6,204
PA State Higher Educational Facilities Authority, University of
  Pennsylvania, Series 1998,
  4.500% 07/15/21                                                          1,855           1,495
PR Commonwealth of Puerto Rico, Ana G. Mendez University System,
  Series 1999,
  5.375% 02/01/29                                                          1,550           1,369
                                                                                      ----------
                                                                                          26,901
                                                                                      ----------
STUDENT LOAN - 0.2%
LA State Public Facility Authority,
  Series A,
  6.750% 09/01/06 (b)                                                      1,545           1,604
VT State Student Assistance Financing Program, Series B,
  6.700% 12/15/12                                                          2,000           2,120
                                                                                      ----------
                                                                                           3,724
                                                                                      ----------
------------------------------------------------------------------------------------------------
HEALTHCARE - 14.7%
CONGREGATE CARE RETIREMENT - 0.3%
NH State Higher Educational & Health Facilities Authority,
  Rivermead at Peterborough, Series 1998,
  5.500% 07/01/13                                                          2,640           2,386
WA Clackamas County Hospital Facilities Authority, Willamette View,
  Series 1999 A,
  7.500% 11/01/29 (c)                                                      5,000           4,838
                                                                                      ----------
                                                                                           7,224
                                                                                      ----------
HEALTH SERVICES - 0.4%
MA State Development Finance Agency, Boston Biomedical Research
  Institute, Series 1999,
  5.650% 02/01/19                                                          1,000             880
WI State Health & Educational Facilities Authority, Marshfield
  Clinic, Series 1999,
  6.250% 02/15/29                                                          8,750           8,588
                                                                                      ----------
                                                                                           9,468
                                                                                      ----------
HOSPITALS - 8.3%
AL Alabama Special Care Facilities Authority, Montgomery
  Healthcare, Series 1989,
  11.000% 10/01/19 (d)                                                    15,355           8,445
AR Baxter County, Baxter County Regional Hospital, Series 1999 B,
  5.625% 09/01/28                                                          2,000           1,704
AR Conway Health Facilities Board, Conway Regional Medical Center:
  Series 1999 A:
  6.400% 08/01/29                                                          1,725           1,706
  Series 1999 B:
  6.400% 08/01/29                                                          4,150           4,008
AZ State Health Facilities Authority, Catholic Healthcare West,
  Series 1999 A,
  6.625% 07/01/20 (c)                                                      7,000           6,964
CA State Health Facilities Financing Authority, Cedars-Sinai
  Medical Center, Series 1999 A,
  6.125% 12/01/30                                                         16,500          16,153
FL Cape Canaveral Hospital District,
  Series 1998,
  5.250% 01/01/18                                                          5,545           4,691
FL Jacksonville Health Facilities Authority, Charity Obligated
  Group, Series 1999 C,
  5.250% 08/15/19                                                          2,500           2,290
FL Orange County Health Facilities Authority, Orlando Regional
  Healthcare System, Series 1999,
  6.000% 10/01/26                                                          8,800           8,492
GA Forsyth County Hospital Authority, Georgia Baptist Healthcare
  System,
  Series 1998,
  6.000% 10/01/08                                                          1,000             939
IL Health Facility Authority, Series 1992 B, IFRN (variable rate),
  9.821% 05/01/21                                                          4,800           5,292
IL State Development Finance Authority, Adventist Health System,
  Series 1999, 5.500% 11/15/20                                            12,000          10,421
IN State Health Facilities Financing Authority, Riverview Hospital
  Project, Series 1999,
  5.500% 08/01/24                                                            750             638
LA State Public Facilities Authority, Touro Infirmary, Series 1999,
  5.625% 08/15/29                                                          9,790           8,412
MA State Health & Educational Facilities Authority, South Shore
  Hospital,
  Series 1999 F,
  5.750% 07/01/29                                                         10,500           9,572
MI Dickinson County Healthcare System,
  Series 1999:
  5.700% 11/01/18                                                          1,800           1,591
  5.800% 11/01/24                                                          2,670           2,336
MI State Hospital Finance Authority, Memorial Healthcare Center,
  Series 1999:
  5.750% 11/15/15                                                            500             461
  5.875% 11/15/21                                                            260             237
MI Tawas City Finance Authority, St. Joseph Health System, Series
  1998 A, 5.600% 02/15/13                                                  2,155           2,180
MN Marshall, Weiner Memorial Medical Center, Series 1999,
  6.000% 11/01/28                                                          1,700           1,494
MN Monticello-Big Lake Community Hospital District,
  5.750% 12/01/19                                                          2,000           1,904
MN Rochester, Mayo Medical Center, Series F,
  6.250% 11/15/21                                                          5,900           6,144
MS Medical Center Building Corp., University of Mississippi Medical
  Center, Series 1998,
  5.500% 12/01/23                                                          5,550           5,219
MT State Health Facility Authority, Hospital Facilities, Series
  1994,
  IFRN (variable rate),
  6.598% 02/15/25                                                          6,000           5,048
NC State Medical Care Commission, Gaston Health Care, Series 1998,
  5.000% 02/15/29                                                          3,785           3,166
NH State Higher Educational & Health Series 1998 B,
  5.800% 05/01/18                                                          1,470           1,295
NV Henderson, Catholic Healthcare West, Series 1999 A,
  6.750% 07/01/20                                                          3,200           3,193
OH Belmont County, East Ohio Regional Hospital, Series 1998,
  5.700% 01/01/13                                                          1,825           1,615
OH Franklin County, Doctors Ohio Health Corp., Series 1998 A,
  5.600% 12/01/28                                                         12,000          10,049
OH Highland County Joint Township Hospital District, Series 1999,
  6.750% 12/01/29                                                          1,500           1,419
OR Clackamas County Hospital Facilities Authority, Series 1999,
  5.500% 02/15/13                                                          9,355           9,285
TX Bexar County Health Facilities Development Corp., Baptist Health
  System,
  6.000% 11/15/11                                                          1,780           1,880
  6.000% 11/15/12                                                          1,065           1,119
TX Harris Count Health Facilities Development Authority, Series
  1999,
  7.101% 07/01/19                                                          9,000           7,695
TX Lufkin Health Facilities Development Corp., Memorial Health
  Systems of East Texas, Series 1998,
  5.700% 02/15/28                                                          2,500           2,152
TX Richardson Hospital Authority, Baylor Richardson Medical Center,
  Series 1998,
  5.625% 12/01/28                                                          2,000           1,690
VA Danville Industrial Development Authority, Danville Regional
  Medical Center, Series 1998,
  5.250% 10/01/28                                                          9,500           8,589
VA Fairfax County Industrial Development Authority, Inova Health
  System,
  Series 1993 A,
  5.000% 08/15/23                                                         14,130          12,305
VA Henrico County Industrial Development Authority, Bon Secours
  Health,
  6.000% 08/15/16                                                          5,000           5,187
VA Norfolk Industrial Development Authority, Sentara Hospital,
  Series A,
  6.500% 11/01/13                                                          2,500           2,687
VT State Educational & Health Buildings Authority, Springfield
  Hospital, Series A,
  7.750% 01/01/13                                                          1,890           2,048
                                                                                      ----------
                                                                                         191,715
                                                                                      ----------
INTERMEDIATE CARE FACILITIES - 0.6%
IL State Development Finance Authority, Hoosier Care, Inc., Series
  1999 A,
  7.125% 06/01/34 (e)                                                      2,460           2,297
IN State Health Facilities Financing Authority, Hoosier Care, Inc.,
  Series 1999 A,
  7.125% 06/01/34                                                         10,185           9,510
PA State Economic Development Financing Authority, Northwestern
  Human Services, Inc., Series 1998 A,
  5.250% 06/01/14                                                          2,000           1,781
                                                                                      ----------
                                                                                          13,588
                                                                                      ----------

NURSING HOMES - 5.1%
CA San Diego Industrial Development Authority, Carmel Health,
  8.750% 12/01/16                                                          5,100           5,100
CO State Health Facilities Authority, American Housing Foundation
  Inc., Series 1990 A,
  10.250% 12/01/20 (d)                                                     2,500           2,000
DE State Economic Development Authority, Churchman Village Project,
  Series A,
  10.000% 03/01/21                                                         7,000           8,321
DE Sussex County, Healthcare Facility, Delaware Health Corp.,
  Series 1994-A,
  7.600% 01/01/24                                                         14,155          14,279
FL Collier County Industrial Development Authority, Beverly
  Enterprises, Inc., Series 1991,
  10.750% 03/01/03                                                           815             876
FL Gadsden County Industrial Development Authority, Florida
  Properties, Inc., Series 1988 A,
  10.450% 10/01/18                                                         5,800           5,830
FL Palm Beach County, Beverly Enterprises-Florida, Inc., Series
  1984,
  10.000% 06/01/11                                                         2,410           2,519
IA Marion, Kentucky Iowa Corp., Project, Series 1990,
  10.250% 01/01/20                                                           950             965
IA State Finance Authority, Care Initiatives,
  Series 1998 B:
  5.500% 07/01/08                                                          1,385           1,324
  5.750% 07/01/28                                                          4,500           3,971
IN Gary Industrial Economic Development, West Side Health Care
  Center,
  Series 1987 A,
  11.500% 10/01/17                                                         1,885           1,924
IN State Health Facilities Financing Authority, Metro Health
  Indiana, Inc. Project, Series 1998,
  6.400% 12/01/33                                                          5,600           4,970
KS Washington County Industrial Development Authority, Central
  States, Series 1989,
  10.250% 11/01/19                                                         3,285           3,347
MA State Industrial Finance Agency, American Health Foundation
  Inc.,
  Series 1989,
  10.125% 03/01/19 (d)                                                     3,053           2,168
MA State Industrial Finance Agency,
  GF/Massachusetts Inc., Series 1994,
  8.300% 07/01/23                                                         12,575          13,502
MN Minneapolis, Walker Methodist Senior Services Group, Series 1998
  A, 5.875% 11/15/18                                                       1,800           1,577
MN Sartell, Foundation for Healthcare, Series 1999 A,
  6.500% 09/01/16                                                          1,500           1,391
MO St. Louis County Industrial Development Authority, Nursing Home,
  Cardinal Carberry Health Center,
  Series 1991,
  7.125% 03/20/23                                                          2,000           2,086
OH Ashtabula County First Mortgage Village Square Nursing Center,
  Inc., 1985,
  12.000% 12/01/15                                                         1,190           1,232
OH Montgomery County, Grafton Oaks Limited Partners, Series 1986,
  9.750% 12/01/16                                                            695             660
PA Cambria County Industrial Development Authority, Beverly
  Enterprises,
  10.000% 06/18/12                                                         1,600           1,958
PA Chester County Industrial Development, Pennsylvania Nursing
  Home, Inc., Series 1989,
  10.125% 05/01/19 (d)                                                    10,337           7,753
PA Delaware County Authority, Main Line and Haverford Nursing,
  Series 1992,
  9.000% 08/01/22                                                          9,205          10,010
PA Lackawanna County Industrial Authority, Greenridge Nursing
  Center,
  10.500% 12/01/10                                                         1,675           1,774
PA Luzerna County Industrial Development Authority, Millville
  Nursing Center,
  10.500% 12/01/12                                                         3,450           3,614
PA Wilkins Area Industrial Development Authority, Oakmont Nursing
  Center, Series 1984,
  10.000% 07/01/11                                                           950           1,021
TN Metropolitan Government, Nashville & Davidson Counties Health &
  Education Facilities, Central States, Series 1989,
  10.250% 11/01/19                                                           745             759
TX Whitehouse Health Facilities Development Corporation, Oak Brook
  Health Care Center, Series 1989,
  10.000% 12/01/19                                                         1,725           1,800
WA Kitsap County Housing Authority, Martha & Mary Nursing Home,
  7.100% 02/20/36                                                         10,000          11,012
                                                                                      ----------
                                                                                         117,743
                                                                                      ----------
HOUSING - 12.6%
ASSISTED LIVING/SENIOR - 1.1%
DE Kent County, Heritage at Dover,
  Series 1999,
  7.625% 01/01/30                                                          1,750           1,739
IL State Development Finance Authority, Care Institute, Inc.,
  8.250% 06/01/25                                                         10,000          10,825
MN Roseville, Care Institute, Inc.,
  Series 1993,
  7.750% 11/01/23                                                          2,975           2,782
NC State Medical Care Commission, DePaul Community Facilities
  Project, Series 1999,
  7.625% 11/01/29 (c)                                                      2,000           2,000
TX Bell County Health Facilities Development Corp., Care
  Institutions, Inc.,
  9.000% 11/01/24                                                          7,585           8,315
                                                                                      ----------
                                                                                          25,661
                                                                                      ----------
MULTI-FAMILY - 6.5%
AZ Mohave County Industrial Development Authority, Multifamily,
  Kingman Station Apartments,
  8.125% 10/01/26                                                          2,770           2,832
AZ Phoenix Industrial Development Authority, Chris Ridge Village
  Project, Series 1992:
  6.750% 11/01/12                                                            650             673
  6.800% 11/01/25                                                          4,250           4,397
CO State Health Facilities Authority, Birchwood Manor, Series 1991
  A,
  7.625% 04/01/26                                                          1,835           1,873
DE Quaker Hill Housing Corp., Multi-Family Housing, Quaker Hill
  Apartments, Series A,
  7.550% 08/01/21                                                          6,225           6,501
FL Orange County Housing Finance Authority, Palms at Brentwood
  Apartments, Series 1998 K,
  6.500% 12/01/34                                                          8,000           7,170
GA Savannah Housing Authority, Multi-Family Housing, Plantation
  Oaks Apartments Project, Series 1986,
  9.625% 02/01/27                                                          2,850           2,960
IL Carbondale, Mill Street Apartments, Series 1979,
  7.375% 09/01/20                                                            798             814
IL Charleston Non-Profit Corp., Cougills Manor Project,
  6.875% 07/01/20                                                          1,675           1,687
IL East Moline Housing Finance Corp., Deerfield Woods Apartments,
  7.500% 08/01/21                                                          2,271           2,333
IL State Housing Development Authority, Series 1990 A,
  8.000% 06/01/26                                                             95              98
LA Jefferson Housing Development, Corp., Multi-Family, Concordia
  Project,
  Series A,
  7.700% 08/01/22                                                          2,570           2,693
LA New Orleans Housing Development Corp., Multi-Family Housing
  Mortgage, Southwood Patio, Series 1990-A,
  7.700% 02/01/22                                                          2,375           2,514
MN Dakota County Housing & Redevelopment Authority,
  Series 1999:
  6.000% 11/01/09                                                            300             282
  6.250% 05/01/29                                                          5,180           4,662
MN Washington County Housing & Redevelopment Authority, Cottages of
  Aspen, Series 1992,
  9.250% 06/01/22                                                          1,875           1,988
MN White Bear Lake, Birch Lake Townhomes Project:
  Series 1989 B,
  (a) 07/15/19 (f)                                                           281              84
  Series 1989 A,
  9.750% 07/15/19                                                          2,185           2,185
MO St. Louis Area Housing Finance Corp., Wellington Arms III,
  Series 1979,
  7.500% 01/01/21                                                          1,945           1,958
MS Biloxi Urban Renewal, Biloxi Apartments Project, Series 1985:
  9.500% 12/01/05                                                            895             926
  9.500% 12/01/10                                                          1,235           1,278
  9.500% 12/01/15                                                          1,970           2,039
NC Eastern Carolina Regional Housing Authority, New River
  Apartments-Jacksonville, Series 1994,
  8.250% 09/01/14                                                          2,610           2,695
NC Raleigh Housing Authority, Cedar Point Apartments, Series 1999
  A,
  5.875% 05/01/30                                                          5,365           4,922
NE Omaha Housing Development Corp., Mortgage Notes, North Omaha
  Homes,
  7.375% 03/01/21                                                          1,319           1,355
NJ State Housing & Mortgage Finance Agency,
  6.950% 11/01/13                                                          3,500           3,698
NY Nyack Housing Assistance Corp., Nyack Plaza Apartments,
  7.375% 06/01/21 (g)                                                      2,593           2,589

PA Warren County Housing Finance Corp., Allegheny Manor,
  7.500% 02/01/21                                                          1,253           1,289
Resolution Trust Corp., Pass Through Certificates, Series 1993-A,
  9.250% 12/01/16 (g)                                                     61,712          62,240
TN Franklin Industrial Board, Landings Apartment Project, Series
  1996 B,
  8.750% 04/01/27                                                          3,490           3,595
TN Knoxville Community Development, Corp., Multi-Family Housing,
  Maple Oak Apartment Project, Series 1992,
  6.375% 10/15/08                                                          2,510           2,550
TX Galveston Pass Health Facilities Center, Pass Through
  Certificates,
  8.000% 08/01/23                                                          1,850           1,899
TX Laredo Housing Development Corp., Number 1,
  7.375% 03/05/21                                                          1,970           1,988
VA Alexandria Redevelopment & Housing Authority, Courthouse Commons
  Apartments:
  Series 1990-A,
  10.000% 01/01/21                                                           760             745
  Series 1990-B,
  (a) 01/01/21 (f)                                                           947             948
VA Fairfax County Redevelopment and Housing Authority, Mt. Vernon
  Apartments, Series A,
  6.625% 09/20/20                                                          1,500           1,573
VA Norfolk Redevelopment Housing Authority, Multi-Family Housing,
  Dockside, Series 1991-A:
  7.300% 12/01/16                                                          1,315           1,370
  7.375% 12/01/28                                                          1,940           2,023
WA Washington Housing Development Corporation, Parkview Apartments
  Project,
  7.500% 04/01/21                                                          1,596           1,644
WI Milwaukee Housing Authority Mortgage, Windsor Court Project,
  Series 1986,
  8.700% 08/21/21                                                          1,985           1,992
WY Rock Springs Housing Finance Corp., Bicentennial Association II,
  7.500% 05/01/20                                                          1,081           1,106
                                                                                      ----------
                                                                                         152,168
                                                                                      ----------
SINGLE-FAMILY - 5.0%
AL State Housing Finance Authority,
  Series 1990-C,
  7.550% 04/01/16                                                            375             386
CA State Housing Finance Authority,
  Series 1984 B,
  (a) 08/01/16                                                               325              51
CO El Paso County Home Mortgage:
  Series 1987 C,
  8.300% 09/20/18                                                            608             641
  Series 1987 D,
  8.150% 09/20/14                                                            178             187
  Series 1988 A,
  8.375% 03/25/19                                                            842             899
CO Housing Finance Authority, Single Family Housing, Series A,
  7.150% 11/01/14                                                            805             823
CO State Housing Finance Authority:
  Series 1991 A,
  7.500% 05/01/29                                                          4,745           4,918
  Series 1996 B-1,
  7.650% 11/01/26                                                          2,085           2,200
  Series 1997 A-2,
  7.250% 05/01/27                                                          3,200           3,437
  Series 1999 B-2,
  6.800% 04/01/30                                                          3,000           3,153
  Series 1999 C-2,
  7.050% 04/01/31                                                          7,000           7,568
FL Brevard County, Housing Finance Authority, Single Family
  Mortgage,
  Series 1985,
  (a) 04/01/17                                                             2,150             378
FL Lee County Housing Finance Authority, Series 1996 A-1,
  7.350% 03/01/27                                                          5,050           5,444
IA Finance Authority,
  Series 1992 B,
  6.950% 07/01/24                                                          9,250           9,508
ID State Housing Agency, Senior Series,
  6.700% 07/01/27                                                          5,370           5,491
IL Chicago:
  Series 1996 B,
  7.625% 09/01/27                                                          2,590           2,847
  Series 1997 A,
  7.250% 09/01/28                                                          3,145           3,400
  Series 1998 A-1,
  6.450% 09/01/29                                                          3,500           3,573
IL State Housing Development Authority:
  Series B,
  7.250% 08/01/17                                                          1,290           1,326
  Series C,
  7.500% 08/01/17                                                             10              10
MA State Housing Finance Agency
  Series 21,
  7.125% 06/01/25                                                          5,855           6,042
MD State Community Development Administration, Department of Housing and
  Community Development Single Family Program:
  1st Series,
  7.300% 04/01/17                                                            450             462
  3rd Series,
  7.250% 04/01/27                                                            960             985
MN State Housing Finance Agency, Single Family Mortgage, Series C,
  7.100% 07/01/11                                                            195             201
MO State Housing Development Commission, Homeownership Loan
  Program:
  Series C,
  6.900% 07/01/18                                                            635             654
  7.250% 09/01/26                                                          3,645           3,901
  Series 1996 A,
  7.200% 09/01/26                                                          5,980           6,322
  Series 1996 B,
  7.550% 09/01/27                                                          6,445           6,816
  Series 1997 C-1,
  6.550% 09/01/28                                                          1,105           1,152
  Series 1998 B-2,
  6.400% 03/01/29                                                             40              40
NE Investment Finance Authority, Single Family Mortgage, Series
  1990-2,
  IFRN (variable rate),
  11.571% 09/10/30                                                         1,800           1,913
NH State Housing Finance Authority, Single Family Resources
  Mortgage,
  Series 1989-B,
  7.700% 07/01/29                                                          1,435           1,465
NM State Mortgage Finance Authority, Series 1999 D-2,
  6.750% 09/01/29                                                          4,500           4,785
NY State Mortgage Agency, Home Owner Mortgage, Series HH-2,
  7.850% 04/01/22                                                            525             536
OH State Housing Finance Agency,
  Series A2, IFRN (variable rate),
  8.858% 03/24/31                                                          3,700           3,936
OK State Housing Finance Agency,
  Series 1999 B-1,
  6.800% 09/01/16                                                          1,000           1,067
TX Bexar County Housing Finance Corp., GNMA Collateralized
  Mortgage,
  Series 1989-A,
  8.200% 04/01/22                                                          2,350           2,423
TX State Department Housing & Community Affairs, Collateralized
  Home Mortgage, Series 1992-B2,
  IFRN (variable rate),
  9.409% 06/18/23                                                          4,900           5,016
TX State Housing Agency Mortgage, Single Family, Series A,
  7.150% 09/01/12                                                            520             541
UT State Housing Finance Agency,
  Single Family Mortgage:
  Senior Issue B-1,
  7.500% 07/01/16                                                             15              15
  Senior Series F-1,
  7.400% 07/01/09                                                             65              66
  Series 1990-C2,
  7.950% 07/01/10                                                             45              46
UT State Housing Finance Agency,
  Single Family:
  Senior A-1,
  6.900% 07/01/12                                                            300             307
  Senior Issue B-2,
  7.000% 07/01/16                                                            155             159
  Senior Issue D-2,
  7.250% 07/01/11                                                            110             113
  Series E-1,
  6.950% 07/01/11                                                            505             515
VA State Housing Authority Commonwealth Mortgage, Series A,
  7.100% 01/01/17                                                          1,000           1,026
WI State Housing & Economic Development Authority, Series A,
  7.000% 09/01/09                                                            985           1,018
WV State Housing Development Fund, Series 1992-B,
  7.200% 11/01/20                                                          7,630           7,693
WY Community Development Authority, Single Family Mortgage,
  Series 1988-G,
  7.250% 06/01/21                                                          1,465           1,518
                                                                                      ----------
                                                                                         116,973
                                                                                      ----------
------------------------------------------------------------------------------------------------
INDUSTRIAL - 3.7%
CHEMICALS - 0.5%
IL Southwestern Illinois Development Authority, Sewer Facilities,
  Monsanto Co., Series 1991,
  7.300% 07/15/15                                                          3,000           3,247
TN Humphreys County Industrial Development Board, E.I. DuPont
  deNemours & Co., Series 1994,
  6.700% 05/01/24                                                          9,000           9,399
                                                                                      ----------
                                                                                          12,646
                                                                                      ----------
FOOD PRODUCTS - 0.5%
FL Hendry County Industrial Development Authority, Savannah Foods &
  Industries, Series 1992,
  6.400% 03/01/17                                                          1,000             938
MI State Strategic Fund,
  Michigan Sugar Co.:
  Carollton Project:
  Series 1998 B,
  6.450% 11/01/25                                                          2,800           2,657
  Series 1998 C,
  6.550% 11/01/25                                                          3,200           2,948
Sebewaing Project, Series 1998 A,
  6.250% 11/01/15                                                          2,250           2,098
PA State Economic Development Financing Authority, USG Corp.,
  Series 1999,
  6.000% 06/01/31                                                          2,500           2,308
                                                                                      ----------
                                                                                          10,949
                                                                                      ----------
FOREST PRODUCTS - 0.2%
GA Wayne County Development Authority, Solid Waste Disposal, ITT
  Royonier Inc., Series 1990,
  8.000% 07/01/15                                                          2,500           2,576
IA Cedar Rapids, Weyerhaeuser Company Project,
  9.000% 08/01/14                                                          1,000           1,254
LA De Soto Parish, International Paper Company, Series A,
  7.700% 11/01/18                                                          1,250           1,368
                                                                                      ----------
                                                                                           5,198
                                                                                      ----------
MANUFACTURING - 0.6%
CT State Development Authority, Pfizer Inc. Project, Series 1994,
  7.000% 07/01/25                                                          3,000           3,298
IL Rockford,
  9.250% 02/01/00                                                            335             337
IL Will-Kankakee Regional Development Authority, Flanders Corp./
  Precisionaire Project, Series 1997,
  6.500% 12/15/17                                                          2,840           2,797
MN Brooklyn Park, TL Systems Corp., Series 1991,
  10.000% 09/01/16                                                           305             351
MN Buffalo, Von Ruden Manufacturing, Inc., Series 1989,
  10.500% 09/01/14                                                         1,300           1,350
MO State Development Finance Board, Proctor & Gamble Co., Series
  1999,
  5.200% 03/15/29                                                          2,500           2,178
NV Henderson Public Improvement Trust, Dongsung America Co., Inc.,
  Series 1998,
  7.000% 11/01/10                                                          2,585           2,145
VA State Small Business Financing Authority, Dongsung America,
  Series 1998 A,
  7.250% 11/01/15                                                          1,607           1,334
                                                                                      ----------
                                                                                          13,790
                                                                                      ----------
METALS & MINING - 0.6%
IN State Development Finance Authority, Inland Steel Co., Series
  1996,
  7.250% 11/01/11                                                          3,750           3,684
NV State Department of Business & Industry, Wheeling-Pittsburgh
  Steel Corp., Series 1999 A,
  8.000% 09/01/14                                                          1,350           1,306
PA Bucks County Industrial Development Jorgensen Steel,
  9.000% 06/01/05                                                          3,000           3,032
VA Peninsula Ports Authority, Ziegler Coal Project, Series 1997,
  6.900% 05/02/22                                                          7,500           6,600
                                                                                      ----------
                                                                                          14,622
                                                                                      ----------
OIL & GAS - 1.3%
CA Los Angeles Regional Airport Improvement Corp., Los Angeles
  International Airport,
  6.800% 01/01/27                                                          1,400           1,437
PA State Economic Development Financing Authority, Sun Co., Inc.,
  Series 1994 A,
  7.600% 12/01/24                                                         27,500          29,472
                                                                                      ----------
                                                                                          30,909
                                                                                      ----------
------------------------------------------------------------------------------------------------
OTHER - 16.8%
OTHER - 0.4%
AL Sewer & Utility,
  (a) 05/15/06 (h)                                                            89               1
CA State Public Works Regents of the University of California,
  Series 1993 A,
  5.500% 06/01/14                                                          8,915           9,015
                                                                                      ----------
                                                                                           9,016
                                                                                      ----------
OTHER - 0.2%
MD Baltimore, Park Charles Project,
  Series 1986,
  8.000% 01/01/10                                                          1,320           1,380
NY TSASC, Inc., Series 1999 1,
  6.250% 07/15/34                                                          3,000           2,909
                                                                                      ----------
                                                                                           4,289
                                                                                      ----------
POOL/BOND BANK - 1.0%
CA San Diego County, Series 1993,
  5.625% 09/01/12                                                         13,000          13,314
IN Indianapolis Local Public Improvement, Bond Bank, Series 1992 D,
  6.750% 02/01/14                                                          8,000           8,920
                                                                                      ----------
                                                                                          22,234
                                                                                      ----------
REFUNDED/ESCROWED - 15.2% (i)
AK State Housing Financing Corp.,
  Series 1992-A,
  6.600% 12/01/23                                                         11,750          12,638
AZ Maricopa County Industrial Development Authority, Advantage
  Point, Series 1996 A,
  6.625% 07/01/26                                                          2,750           2,953
AZ Pima County Industrial Development Authority,
  8.200% 09/01/21                                                         12,370          15,484
CA Palmdale Community Redevelopment Agency:
  Series 1986 A,
  8.000% 03/01/16                                                          3,000           3,706
  Series D,
  8.000% 04/01/16                                                          7,000           8,653
CA Perris Community Facilities District, Series 2-90,
  8.750% 10/01/21                                                          6,165           8,346
CA Pomona, Series A,
  7.600% 05/01/23                                                         10,000          11,936
CA Riverside County,
  8.300% 11/01/12                                                         10,000          12,668
CO Mesa County,
  (a) 12/01/11                                                             5,905           3,072
CT State Health & Educational Facilities Authority, New Britain
  Hospital, Series 1991 A,
  7.750% 07/01/22                                                            905             994
DC District Columbia Hospital, Washington Hospital Center Corp.,
  Series 1990 A,
  9.000% 01/01/08                                                          1,490           1,575
DE State Economic Development Authority, Riverside Hospital,
  Series 1992 A,
  9.500% 01/01/22                                                          1,110           1,327
FL Clearwater Housing Authority, Hampton Apartments, Series 1994,
  8.250% 05/01/24                                                          3,475           4,005
FL St. Petersburg Health Facilities Authority, Allegany Health
  System, St. Joseph's Hospital, Inc., Series 1985-A,
  7.000% 12/01/15                                                          2,000           2,135
FL State Mid-Bay Bridge Authority,
  Series A,
  6.875% 10/01/22                                                          2,000           2,265
GA Burke County Development Authority, Oglethorpe Power Corp.,
  Series 1992,
  8.000% 01/01/22                                                         11,000          12,371
IL Health Facility Authority, United Medical Center-Formerly,
  Series 1991:
  8.125% 07/01/06                                                          2,315           2,497
  8.375% 07/01/12                                                          1,500           1,686
IL State Health Facilities Authority, Edgewater Medical Center,
  Series A,
  9.250% 07/01/24                                                          8,200           9,677
IN Purdue University, Student Fee,
  Series B,
  6.700% 07/01/15                                                          1,100           1,221
IN St. Joseph County Hospital Authority, South Bend Memorial
  Hospital,
  9.400% 06/01/10                                                          2,825           3,438
KY Trimble County, Louisville Gas & Electric Co., Series B,
  6.550% 11/01/20                                                            130             139
MA Bay Transportation Authority,
  Series D,
  5.750% 03/01/13                                                          4,215           4,456
MA Boston, Series 1992 A,
  6.500% 07/01/12                                                          4,400           4,702
MA Boston, St. Joseph Nursing Care Center, Inc., Series 1990,
  10.000% 01/01/20                                                           295             305
MA State Industrial Finance Agency, Belmont Home Care, Series 1995
  A,
  9.270% 01/01/25                                                         10,405          12,655
MA State Health & Educational Facilities Authority, Corp., for
  Independent Living,
  8.100% 07/01/18                                                          1,245           1,412
MA State Health & Educational Facilities Authority, Lowell General
  Hospital, Series 1991 A,
  8.400% 06/01/11                                                          2,500           2,689
MA State Industrial Finance Agency, Seacoast Nursing Home, Series
  1991,
  9.625% 12/01/21                                                          4,945           5,582
MA State Turnpike Authority:
  Series 1993 A,
  5.125% 01/01/23                                                          3,600           3,257
  Series A,
  5.000% 01/01/20                                                         12,665          11,430
MA State, Series 1991 C,
  6.750% 08/01/09                                                             10              11
MN Mille Lacs Capital Improvement Authority, Mille Lacs Band of
  Chippewa, Series 1992 A,
  9.250% 11/01/12                                                          1,300           1,498
MO Hannibal Industrial Development Authority, Regional Healthcare
  Systems, Series 1992,
  9.500% 03/01/22                                                          4,000           4,501
NC Eastern Municipal Power Agency, Series 1991 A,
  5.000% 01/01/21                                                          4,535           4,086
NC Lincoln County, Lincoln County Hospital,
  9.000% 05/01/07                                                            410             465
NV Reno Hospital, St. Mary's Regional Medical Center, Series 1991-
  A,
  6.700% 07/01/21                                                          1,700           1,794
NY State Dormitory Authority, City University of New York, Series
  1990 C,
  7.000% 07/01/14                                                            610             633

NY State Energy Research & Development Authority, Long Island
  Lighting Co., Series 1991 A,
  7.150% 12/01/20                                                          8,130           8,771
OK Oklahoma City Industrial & Cultural Facilities Trust, Hillcrest
  Health Center,
  6.400% 08/01/14                                                          4,320           4,746
PA Convention Center Authority,
  Series 1989-A,
  6.000% 09/01/19                                                         12,700          13,010
PA Erie-Western Port Authority,
  Series 1990,
  8.625% 06/15/10                                                          1,850           1,932
PA Montgomery County Industrial Development Authority, Assisted
  Living Facility, Series 1993-A,
  8.250% 05/01/23                                                          1,415           1,569
PA Philadelphia Hospitals & Higher Educational Facilities
  Authority, Presbyterian Medical Center, Series 1993,
  6.500% 12/01/11                                                          5,155           5,614
PA Westmoreland County Municipal Authority, Special Obligation,
  Series 1985,
  9.125% 07/01/10                                                          3,165           3,620
SC Piedmont Municipal Power Agency:
  Series 1988,
  (a) 01/01/13                                                            18,570           8,889
  Series 1993,
  5.375% 01/01/25                                                          3,960           3,709
TN Chattanooga Health Education and Housing Facilities Board, North
  Park Hospital Project, Series 1993,
  8.500% 02/01/23                                                         40,890          46,008
TN Shelby County, Health, Education, & Housing Facilities Board,
  Open Arms Development Center:
  Series 1992-A,
  9.750% 08/01/19                                                          4,060           5,273
  Series 1992-C,
  9.750% 08/01/19                                                          4,050           5,260
TN Shelby County, Public Improvement,
  Series 1992-A:
  (a) 05/01/10                                                            15,750           8,958
  (a) 05/01/12                                                            15,130           7,531
TX Hidalgo County Health Services, Mission Hospital Incorporated,
  Series A,
  10.250% 02/01/25                                                         4,785           5,113
TX State Research Laboratoy Commission Finance Authority,
  Superconducting Super Collider, Series 1991,
  6.950% 12/01/12                                                         10,000          11,251
UT Uintah County Pollution Control,
  Series 1984-F2,
  10.500% 06/15/14                                                         6,900           7,530
WA State Health Care Facilities Authority, Grays Harbor Community
  Hospital,
  Series 1993:
  7.200% 07/01/03                                                            530             545
  8.025% 07/01/20                                                          6,380           6,731
WA Tacoma Electric System,
  Series 1991 C, IFRN (variable rate),
  8.942% 01/02/15                                                         10,000          10,800
WI State Health & Educational Facilities Authority, St. Luke's
  Medical Center Project, Series 1991,
  7.100% 08/15/19                                                          2,550           2,714
                                                                                      ----------
                                                                                         351,836
                                                                                      ----------
------------------------------------------------------------------------------------------------
OTHER REVENUE - 0.5%
RECREATION - 0.2%
AK Anchorage, Ice Rink Revenue,
  Series 1998,
  6.250% 01/01/12                                                          2,185           2,078
CO Metropolitan Football Stadium District, Series 1999 A,
  (a) 01/01/11                                                             3,650           1,989
                                                                                      ----------
                                                                                           4,067
                                                                                      ----------
RETAIL - 0.3%
NJ State Economic Development Authority, Glimcher Properties L.P.
  Project,
  6.000% 11/01/28                                                          3,400           3,090
PA Bucks County, Industrial Development, Hechinger Co., Series
  1984,
  11.375% 11/15/04                                                         1,950           1,365
PA Philadelphia Authority for Industrial Development, Hechinger
  Co.,
  Series 1983,
  11.375% 12/01/04 (d)                                                     2,615           1,647
                                                                                      ----------
                                                                                           6,102
                                                                                      ----------
------------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 0.3%
DISPOSAL - 0.2%
IL Development Finance Authority, Waste Management, Inc., Series
  1997,
  5.050% 01/01/10                                                          2,500           2,124
MA Boston Industrial Development Finance Authority, Jet-A-Way,
  Inc.,
  10.500% 01/01/11                                                         1,500           1,599
                                                                                      ----------
                                                                                           3,723
                                                                                      ----------
RESOURCE RECOVERY - 0.1%
MA State Industrial Finance Agency, Ogden Haverhill Project, Series
  1998 A,
  5.400% 12/01/11                                                          3,300           3,078
                                                                                      ----------
------------------------------------------------------------------------------------------------
TAX-BACKED - 23.0%
LOCAL APPROPRIATED - 2.8%
CA San Bernardino County, Medical Center Financing Project,
  5.500% 08/01/17                                                          2,500           2,469
IL Chicago Board Education, General Obligation Leases Certificates,
  Series 1992-A:
  6.000% 01/01/20                                                          4,000           4,070
  6.250% 01/01/15                                                          8,400           8,951
IN Beech Grove School Building Corp.,
  6.250% 07/05/16                                                          2,265           2,407
NY State Dormitory Authority, Judicial Facilities, Series 1991 A,
  9.500% 04/15/14                                                            905           1,046
PA Philadelphia Municipal Authority,
  Series B,
  6.400% 11/15/16                                                         39,190          41,671
TX Houston Independent School District Public Facilities Corp.:
  Series 1998 A,
  (a) 09/15/14                                                             3,885           1,639
  Series 1998 B,
  (a) 09/15/14                                                             6,790           2,865
  Series 1998 B,
  (a) 09/15/15                                                             2,000             784
                                                                                      ----------
                                                                                          65,902
                                                                                      ----------
LOCAL GENERAL OBLIGATIONS - 8.3%
AK North Slope Borough:
  Series 1996 B,
  (a) 06/30/07                                                            45,000          30,377
  Series A,
  (a) 06/30/08                                                            11,400           7,258
  Series 1998 A,
  (a) 06/30/09                                                             6,500           3,875
  Series 1999 B,
  (a) 06/30/10                                                            10,000           5,643
CA Benicial Unified School District,
  Series 1997 A,
  (a) 08/01/21                                                             5,955           1,609
CA Golden West School Financing Authority,
  Series 1999 A:
  (a) 08/01/13                                                             3,360           1,588
  (a) 08/01/14                                                             4,810           2,121
CA Murrieta Valley Unified School District, Series 1998 A,
  (a) 09/01/11                                                             2,195           1,180
CA Sanger Unified School District,
  Series 1999,
  5.600% 08/01/23                                                          1,830           1,783
CO Douglas County School District No. RE-1, Series 1996,
  7.000% 12/15/12                                                          6,000           6,958
CO El Paso County School District No. 11,
  Series 1996:
  7.100% 12/01/16                                                          2,105           2,433
  7.125% 12/01/20                                                          7,350           8,475
CO El Paso County School District No. 49,
  Series 1999 A,
  6.000% 12/01/18                                                          2,725           2,797
CO Larimer, Weld & Boulder Counties School District, Series 1996,
  (a) 12/15/10                                                             4,000           2,202
FL State Board of Education,
  Series 1998 C,
  4.500% 06/01/18                                                          5,000           4,183
HI Honolulu City & County, Series 1998,
  4.500% 07/01/28                                                          6,000           4,664
IL Champaign County, Series 1999,
  8.250% 01/01/23                                                          1,420           1,816
IL Chicago Board of Education:
  Series 1998 B-1,
  (a) 12/01/10                                                             3,905           2,109
  Series 1998 B-1,
  (a) 12/01/13                                                            13,400           5,904
  Series 1999 A,
  5.250% 12/01/17                                                          5,000           4,685
  Series 1999 A,
  (a) 12/01/09                                                             8,635           4,970
IL Du Page County Community High School District No. 99, Series 98:
  (a) 12/01/10                                                             2,245           1,221
  (a) 12/01/11                                                             1,280             654
IL Kane County School District No. 129, Series 1997,
  5.500% 02/01/12                                                          2,000           2,008
IL Lake & McHenry Counties United School District, Series 1998:
  (a) 02/01/09                                                             2,355           1,428
  (a) 02/01/10                                                             2,060           1,174
IL Lake County School District No. 56,
  9.000% 01/01/17                                                         10,440          14,156
IL Will County Forest Preservation District, Series 1999,
  (a) 12/01/16                                                             9,000           3,261
MA Boston, Series 1998 C,
  4.250% 11/01/18                                                          5,290           4,220
MA Lowell:
  8.000% 01/15/00                                                            275             276
  8.400% 01/15/09                                                          1,000           1,064
MI Detroit, Series 1990-B,
  8.250% 04/01/10                                                          5,000           5,161
MO St.Louis Board of Education,
  Series 1998 B,
  5.500% 04/01/11                                                             95              96
NY New York City:
  Series 1997 A,
  7.000% 08/01/06                                                          5,000           5,528
  Series 1998 G,
  5.350% 08/01/13                                                          1,750           1,723
  Series 1999 I,
  5.250% 04/15/13                                                          4,740           4,624
  Series 1999 J,
  5.350% 08/01/12                                                          7,000           6,966
NY Yonkers, Series 1999 A,
  4.500% 12/01/17                                                          2,000           1,667
PA Erie School District, Series 1998:
  (a) 09/01/12                                                             5,780           2,840
  (a) 09/01/13                                                             3,000           1,376
  (a) 09/01/15                                                             1,500             596
TX Austin Independent School District, Series 1998,
  (a) 08/01/14                                                             4,000           1,700
TX Frisco Independent School District, Series 1998 A,
  4.500% 08/15/29                                                          6,490           5,036
TX Grapevine-Colleyville Independent School District, Series 1994,
  (a) 08/15/13                                                             6,010           2,763
TX Harris County,
  5.750% 10/01/14                                                          2,600           2,670
TX Houston Independent School District, Series 1999 A,
  4.750% 02/15/22                                                          5,000           4,205
TX Hurst Euless Bedford Independent School District, Series 1994,
  6.500% 08/15/24                                                          6,355           6,650
TX North East Independent School District, Series 1999,
  4.500% 10/01/28                                                          2,000           1,557
WA King & Snohomish Counties School District No. 417, Series 1998
  B:
  (a) 06/15/14                                                             1,800             778
  (a) 06/15/16                                                             3,315           1,241
                                                                                      ----------
                                                                                         193,269
                                                                                      ----------
SPECIAL NON-PROPERTY TAX - 3.8%
CA San Mateo County Transportation District, Series 1998 A,
  4.500% 06/01/17                                                         10,425           8,876
IL Metropolitan Pier and Exposition Authority, McCormick Place
  Expansion Project,
  (a) 06/15/14                                                             4,330           1,872
IL State Development Finance Authority, City of Marion Project,
  Series 1991,
  9.625% 09/15/21                                                          5,520           4,140
MN Red Lake Band of Chippewa Indians, Series 1998,
  6.250% 08/01/13                                                       $  2,100        $  1,964
NJ State Transportation Trust Fund Authority, Series B,
  7.000% 06/15/12                                                         27,000          31,246
NY Metropolitan Transportation Authority, Series 1998 A,
  4.500% 04/01/18                                                          4,000           3,334
NY State Local Government Assistance Corp.:
  Series 1995 A,
  6.000% 04/01/24                                                          3,500           3,477
  Series E,
  5.250% 04/01/16                                                         15,060          14,437
PA Convention Center Authority, Series A,
  6.750% 09/01/19                                                          5,000           5,346
WA Central Puget Sound Regional Transportation Authority, Series
  1998,
  5.250% 02/01/21                                                          9,500           8,715
WI State, Series 1999,
  5.250% 12/15/27                                                          6,500           5,842
                                                                                      ----------
                                                                                          89,249
                                                                                      ----------
SPECIAL PROPERTY TAX - 0.6%
CA Capistrano Unified School District, Ladera Community Facilities
  District No.98-2, Series 1999,
  5.750% 09/01/29                                                          4,000           3,560
CA Riverside County Public Financing Authority, Redevelopment
  Projects, Series A,
  5.500% 10/01/22                                                          1,200           1,063
CA Santa Margarita Water District,
  Series 1999,
  6.250% 09/01/29                                                          4,200           4,009
NJ State Transportation Trust Fund Authority, Series 1999 A,
  5.750% 06/15/20                                                          5,000           4,988
                                                                                      ----------
                                                                                          13,620
                                                                                      ----------
STATE APPROPRIATED - 6.1%
NY State Dormitory Authority:
  City University, Series A,
  5.750% 07/01/13                                                          8,565           8,892
  State University Facilities, Series A,
  5.875% 05/15/17                                                         33,240          34,062
NY State Dormitory Authority, State University of New York,
  4.500% 05/15/20                                                         24,010          19,172
University Athletic,
  5.250% 07/01/25                                                         10,000           9,025
NY State Dormitory Authority, City University:
  Series 1990 C:
  7.000% 07/01/14                                                          1,440           1,490
  7.500% 07/01/10                                                         19,875          22,577
  Series 1993 A:
  6.000% 07/01/20                                                         13,350          13,381
  6.000% 07/01/20                                                          6,140           6,294
NY State Dormitory Authority, State University of New York, Series
  1990-A,
  7.500% 05/15/13                                                          8,000           9,490
NY State Urban Development Correctional Facility, Series A,
  6.500% 01/01/11                                                          8,500           9,407
NY State Urban Development Corp., University Facilities Grants,
  5.500% 01/01/15                                                          5,265           5,128
WV State Building Commission,
  Series 1998 A,
  5.375% 07/01/21                                                          3,215           3,003
                                                                                      ----------
                                                                                         141,921
                                                                                      ----------
STATE GENERAL OBLIGATIONS - 1.4%
FL State Board of Education:
  Series 1998 A,
  4.500% 06/01/21                                                          3,000           2,442
  Series 1998 D,
  4.500% 06/01/24                                                         10,000           7,968
IL Chicago Board of Education,
  Series 1999 A,
  5.500% 12/01/26                                                          7,000           6,615
MA State College Building Authority Project, Series A,
  7.500% 05/01/11                                                          1,500           1,796
NV State, Series A,
  6.800% 07/01/12                                                             60              64
PR Commonwealth of Puerto Rico,
  Series B,
  6.500% 07/01/15                                                          3,000           3,314
TX State Public Finance Authority,
  Series 1997,
  (a) 10/01/13                                                             4,000           1,840
WA State, Series 1992 A,
  6.250% 02/01/11                                                          7,355           8,002
                                                                                      ----------
                                                                                          32,041
                                                                                      ----------
------------------------------------------------------------------------------------------------
TRANSPORTATION - 7.6%
AIR TRANSPORTATION - 0.3%
MA State Port Authority, US Airways, Inc., Series 1999,
  6.000% 09/01/21                                                          2,500           2,485
NJ State Economic Development Authority, Continental Airlines,
  Inc., Series 1999,
  6.250% 09/15/19                                                          5,400           5,177
                                                                                      ----------
                                                                                           7,662
                                                                                      ----------
AIRPORTS - 3.8%
CA San Francisco City & County Airport Commission, Series 1998,
  4.500% 05/01/26                                                          5,800           4,647
CO Denver City & County Airport:
  Series A:
  8.500% 11/15/23                                                          4,570           4,796
  8.750% 11/15/23                                                          4,030           4,362
  Series B:
  7.250% 11/15/23                                                          4,375           4,660
  7.250% 11/15/23                                                          5,075           5,483
  Series C,
  6.500% 11/15/12                                                         10,625          11,579
HI State, Airport System Revenue,
  Series 1991,
  6.900% 07/01/12                                                          4,250           4,752
IL Chicago O'Hare International Airport:
  Series 1994 A,
  6.375% 01/01/12                                                          4,980           5,265
  Series 1999 A,
  5.350% 09/01/16                                                          4,100           3,608
MA State Port Authority:
  Series 1999:
  7.250% 07/01/29                                                          2,500           2,328
  7.750% 07/01/29                                                            500             484
NY Niagara Frontier Transportation Authority, Series 1999 A,
  5.625% 04/01/29                                                          6,000           5,589
TN Memphis-Shelby County, Airport Authority, Series 1999 D,
  6.000% 03/01/24                                                          3,000           2,954
TX Dallas-Fort Worth Regional Airport, Series A,
  7.375% 11/01/11                                                          6,000           6,668
VA Capital Region Airport Commission, Series B,
  8.125% 07/01/14 (j)                                                     17,200          19,814
                                                                                      ----------
                                                                                          86,989
                                                                                      ----------
TOLL FACILITIES - 3.3%
CA Foothill/Eastern Transportation Corridor Agency, Series 1999,
  5.375% 01/15/14                                                          3,000           2,984
CA San Joaquin Hills Transportation Corridor Agency, Series A,
  (a) 01/15/14                                                            14,450           6,569
CO State Public Highway Authority, E-470,
  Series B,
  (a) 09/01/11                                                            17,685           9,294
  Series 1997 B,
  (a) 09/01/22                                                             5,200           1,288

MA State Turnpike Authority:
  Series C:
  (a) 01/01/18                                                             4,700           1,596
  (a) 01/01/20                                                            15,000           4,461
  Series 1997 C,
  (a) 01/01/22                                                             7,000           1,833
NJ State Turnpike Authority,
  Series 1991 C,
  6.500% 01/01/16                                                         16,000          17,556
  Series C,
  6.500% 01/01/16                                                          8,500           9,327
NY Triborough Bridge & Tunnel Authority,
  6.125% 01/01/21                                                          5,000           5,196
  Series 1992 Y,
  6.125% 01/01/21                                                          8,500           8,833
OK State Turnpike Authority,
  Series 1998 A,
  5.250% 01/01/12                                                          4,000           3,996
VA Richmond Metropolitan Authority, Series 1998,
  5.250% 07/15/22                                                          4,400           4,050
                                                                                      ----------
                                                                                          76,983
                                                                                      ----------
TRANSPORTATION - 0.2%
CA San Francisco Bay Area Rapid Transit District,
  7.600% 07/01/26                                                          5,000           4,519
MN Blaine, Consolidated Freightways, Inc., Series 1998,
  5.150% 01/01/04                                                          1,000             975
                                                                                      ----------
                                                                                           5,494
                                                                                      ----------
------------------------------------------------------------------------------------------------
UTILITY - 17.4%
INDEPENDENT POWER PRODUCER - 0.9%
NY Port Authority of New York & New Jersey, KIAC Partners, Series 1996 IV:
  6.750% 10/01/19                                                          7,300           7,492
  6.750% 10/01/11                                                          1,500           1,581
NY Suffolk County Industrial Development Agency, Nissequogue Cogen
  Partners, Series 1998,
  5.500% 01/01/23                                                          2,000           1,758
PA Economic Development Finance Authority, Colver Project, Series D,
  7.150% 12/01/18                                                         10,000          10,447
                                                                                      ----------
                                                                                          21,278
                                                                                      ----------
INVESTOR OWNED - 6.8%
AZ Pima County Industrial Development Authority, Tucson Electric
  Power Co.:
  Series 1988 A,
  7.250% 07/15/10                                                         10,005          10,743
  Series A,
  6.100% 09/01/25                                                          2,000           1,813
CT State Development Authority, Connecticut Light & Power Co.,
  Series 1993 A,
  5.850% 09/01/28                                                          3,875           3,526
FL Pinellas County, Florida Power Corp.,
  7.200% 12/01/14                                                          1,000           1,057
HI State Department Budget and Finance:
  Hawaiian Electric Co.,
  Series 1990 C,
  7.375% 12/01/20                                                          5,965           6,234
  Series 1993 B, IFRN (variable rate),
  6.341% 12/15/23                                                         10,000           8,350
IL Development Financial Authority, Pollution Control, Series 1991,
  7.250% 06/01/11                                                          5,625           5,832
IL State Development Finance Authority, Commonwealth Edison Co.
  Project, Series D,
  6.750% 03/01/15                                                          3,400           3,693
IN Mt. Vernon, Southern Indiana Gas & Electric Co., Series 1984 A,
  7.250% 03/01/14                                                          4,500           4,661
IN Petersburg, Indiana Power & Light Co., Series B,
  5.400% 08/01/17                                                          5,000           4,783
LA De Soto Parish, Southwestern Electric Power Co., Series 1992,
  7.600% 01/01/19                                                          6,000           6,519
MI St. Clair County Economic Development Corp., Detroit Edison Co.,
  Series 1933 AA,
  6.400% 08/01/24                                                          7,000           7,245
MS State Business Finance Corp., Systems Energy Resources Project,
  Series 1998,
  5.875% 04/01/22                                                         12,000          10,590
MS State Business Finance Corp., Systems Energy Resources, Inc.,
  Series 1999,
  5.900% 05/01/22                                                          2,500           2,213
NJ Cape May County Industrial Pollution Control Financing
  Authority, Atlantic City Electric Co., Series 1994 A,
  7.200% 11/01/29                                                          5,000           5,517
NV Clark County Industrial Development, Nevada Power Company,
  Series 1990,
  7.800% 06/01/20                                                          4,250           4,401
NV Clark County, Nevada Power Co., Series 1992 A,
  6.700% 06/01/22 (j)                                                     15,895          16,615
NV Humboldt County Pollution Control Revenue, Idaho Power Co.
  Project,
  8.300% 12/01/14                                                          1,875           2,113
NY State Energy Research & Development Authority, Brooklyn Union
  Gas Co., Series 1993 B, IFRN (variable rate),
  8.503% 04/01/20                                                         13,000          14,056
NY State Energy Research & Development Authority, Consolidated
  Edison Co., Series 1994 A,
  7.125% 12/01/29                                                          5,000           5,483
NY State Energy Research & Development Authority, Long Island
  Lighting Co., Series 1991 A,
  7.150% 12/01/20                                                          2,945           3,104
OH State Air Quality Development Authority, The Cleveland Electric
  Illuminating Co., Series 1992,
  8.000% 12/01/13                                                          6,545           7,189
TX Brazos River Authority, Houston Light & Power Co., Series A,
  6.700% 03/01/17 (j)                                                     13,015          13,716
TX Matagorda County, Houston Light & Power Co.,
  6.700% 03/01/27                                                          7,200           7,588
WV Mason County Pollution Control, Applachian Power Co., Series G,
  7.400% 01/01/14                                                            400             409
                                                                                      ----------
                                                                                         157,450
                                                                                      ----------
JOINT POWER AUTHORITY - 5.1%
GA Municipal Electric Authority Power:
  Series Z,
  5.500% 01/01/20                                                         26,100          25,536
  Series 1993 C,
  5.700% 01/01/19                                                         20,000          19,770
  Series 1993 Z,
  5.500% 01/01/20                                                          6,000           5,870
MA State Municipal Wholesale Electric Co., Series 1994 A, IFRN
  (variable rate),
  6.767% 07/01/16                                                         22,900          19,236
NC Eastern Municipal Power Agency, Series 1999 D,
  6.700% 01/01/19                                                          1,500           1,509
NC State Municipal Power Agency, Catawba No. 1:
  Series 1992,
  (a) 01/01/09                                                            10,000           6,103
  Series 1998 A,
  5.500% 01/01/15                                                          4,500           4,423
NE American Public Energy Agency, Public Gas Agency-Western
  Project,
  Series 1999 A,
  5.250% 06/01/11                                                          3,790           3,723
SC Piedmont Municipal Power Agency:
  Series 1988,
  (a) 01/01/13                                                            25,885          12,249
  Series 1993,
  5.375% 01/01/25                                                         11,805          10,913
TX State Municipal Power Agency,
  (a) 09/01/08                                                             4,500           2,840
WI Public Power, Inc., Series 1993 B,
  5.440% 07/01/14                                                          5,400           5,231
                                                                                      ----------
                                                                                         117,403
                                                                                      ----------
MUNICIPAL ELECTRIC - 1.5%
FL Orlando Utilities Commission, Series 1993 B, IFRN (variable rate),
  6.937% 10/06/13                                                          5,000           5,013
LA De Soto Parish, Southwestern Electric Power Co.,
  7.600% 01/01/19                                                          5,000           5,447
NC University of North Carolina at Chapel Hill,
  (a) 08/01/14                                                             3,000           1,306
SD Heartland Consumers Power District,
  Series 1992:
  6.000% 01/01/12                                                          4,950           5,215
  6.000% 01/01/17                                                          5,600           5,775
TN Metropolitan Government, Nashville & Davidson Counties, Series
  1996 A,
  (a) 05/15/09                                                             5,250           3,186
WA Chelan County Public Utilities District Number 001 Consolidate,
  Series 1989-A Division I,
  7.750% 07/01/21                                                          4,500           4,692
WA Chelan County Public Utilities District No. 1, Columbia River
  Rock Hydroelectric,
  (a) 06/01/09                                                             5,000           3,005
                                                                                      ----------
                                                                                          33,639
                                                                                      ----------
WATER & SEWER - 3.1%
CA Castaic Lake Water Agency,
  Series 1999 A,
  (a) 08/01/24                                                             9,445           2,114
CA San Diego, Series 1998,
  5.375% 08/01/14                                                          2,000           1,995
ID State Water Resource Board, Boise Water Corporation Series 1991,
  7.250% 12/01/21                                                          6,000           6,324
LA Public Facility Belmont Water, Authority,
  9.000% 03/15/24 (d) (k)                                                  1,350           1,148
MA State Water Pollution Abatement Trust, Series 1999 A,
  6.000% 08/01/17                                                         10,000          10,308
MA State Water Resources Authority,
  Series 1998 B,
  4.500% 08/01/22                                                         24,000          19,341
MI Detroit Water Supply System, Series A,
  6.000% 07/01/15                                                          3,000           3,133
MS Five Lakes Utility District,
  8.250% 07/15/24                                                            760             608
NJ State Economic Development Authority, American Water Co., Inc.,
  6.500% 04/01/22                                                          4,900           5,037
NJ State Economic Development Authority, American Water Co., Series
  1994 A,
  6.875% 11/01/34                                                         10,590          11,391
NY New York City Municipal Water Finance Authority, Series 1999,
  7.550% 07/16/25 (l)                                                      5,000           4,221
OH State Water Development Authority, Water Control Loan Fund,
  5.500% 12/01/11                                                          3,940           4,022
TX State Coastal Industrial Water Authority, Bayport Water System,
  Series 1978,
  7.000% 12/15/03                                                          1,520           1,521
                                                                                      ----------
                                                                                          71,163
                                                                                      ----------
TOTAL MUNICIPAL BONDS
  (cost of $2,293,332)                                                                 2,271,687
                                                                                      ----------

PREFERRED STOCKS - 0.2%                                                   SHARES
------------------------------------------------------------------------------------------------
HOUSING
MULTI-FAMILY
Charter Mac Equity Issue Trust, (g)
  (cost of $4,000)                                                         4,000           3,910
                                                                                      ----------

OPTIONS - 0.2%
                                                                       CONTRACTS
------------------------------------------------------------------------------------------------
March 2000 Treasury Bond Put, Strike price 91.875, Expiration 02/
  19/00                                                                  521,400           3,259
March 2000 Treasury Bond Call, Strike price 98, expiration 02/19/00      269,000             714
                                                                                      ----------
TOTAL OPTIONS
  (cost of $11,102)                                                                        3,973
                                                                                      ----------
TOTAL INVESTMENTS
  (cost of $2,308,434)(m)                                                              2,279,570
                                                                                      ----------

SHORT-TERM OBLIGATIONS - 0.8%                                                PAR
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (n)
CA Lynwood Statewide Communities Development Corp.,
  3.850% 07/01/17                                                       $  2,000           2,000
CA Newport Beach, Hoag Memorial Presbyterian Hospital, Series 1996
  A,
  3.600% 10/01/26                                                            100             100
CA Santa Clara County California District,
  3.600% 06/01/15                                                            435             435
DC District of Columbia, Series 1991 B-1,
  3.600% 06/01/03                                                          1,000           1,000
ID State Health Facilities Authority,
  St. Lukes Regional Medical Facility,
  Series 1995,
  3.400% 05/01/22                                                          1,095           1,095
IL Galesburg, Knox College, Series 1999,
  3.350% 07/01/24                                                            300             300
IL Health Facilities Authority Central Dupage Hospital Daily,
  3.750% 11/01/20                                                            800             800
IL Naperville, Series 1999,
  3.550% 12/01/29                                                            800             800
IL State Development Finance Authority, Council for Jewish Elderly,
  Series 1995,
  3.900% 03/01/15                                                            950             950
IN Allen County, Golden Years Homestead, Inc., Series 1996,
  3.900% 08/01/21                                                          1,430           1,430
IN Portage Economic Development Revision, Pedcor Investments:
  Series A,
  3.950% 08/01/30                                                            946             946
  Series B,
  3.950% 08/01/30                                                            145             145
IN Purdue University, Series 1998,
  3.450% 07/01/19                                                            300             300
IN State Health Facilities Financing Authority, Pathfinder
  Services, Inc., Series 1996,
  3.900% 11/01/19                                                            625             625
IN State Hospital Equipment Finance Authority, Series A,
  3.900% 12/01/15                                                            750             750
LA Kenner Public Facilities Authority,
  3.800% 12/01/15                                                            500             500
LA Public Facilities Authority,
  3.850% 09/01/10                                                          1,000           1,000
MN Minneapolis:
  Series 1998 B,
  3.550% 12/01/16                                                            210             210
  Series 1999,
  2.850% 12/01/04                                                          1,000           1,000
NY Long Island Power Authority,
  Sub-Series 1998 5,
  3.600% 05/01/33                                                            300             300
NY New York City Municipal Water Finance Authority, Series 1995 A,
  4.000% 06/15/25                                                          1,000           1,000
NY New York City, Series 1994 A-8:
  3.800% 08/01/17                                                          1,225           1,225
  3.400% 10/01/20                                                          1,000           1,000
TX Gulf Coast Waste Disposal Authority, Monsanto Co., Series 1994,
  4.050% 04/01/13                                                            500             500
WY Platte County, Tri-State Generation & Transmission Assoc., Inc.,
  Series 1985 B,
  4.000% 07/01/14                                                            200             200
                                                                                      ----------
TOTAL SHORT-TERM OBLIGATIONS                                                              18,611
                                                                                      ----------

OTHER ASSETS & LIABILITIES, NET - 0.8%                                                    19,476
------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                   $2,317,657
                                                                                      ==========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)  Zero coupon bond.
(b) This is a restricted security which was acquired on December 3, 1992 at a cost of $1,545. This security represents 0.1% of the Fund's net assets at November 30, 1999.
(c) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(d) This issuer is in default of certain debt covenants. Income is not being accrued.
(e) This is a restricted security which was acquired on June 24, 1999 at a cost of $2,460. This security represents 0.1% of the Fund's net assets at November 30, 1999.
(f) Accrued interest accumulates in the value of these securities and is payable at redemption. The value of these securities represents fair value as determined under procedures approved by the Trustees.
(g) This security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1999, the value of these securities amounted to $68,739 or 3.0% of net assets.
(h) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(i) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(j) These securities, or a portion thereof, with a total market value of $50,145, are being used to collateralize the delayed delivery purchases indicated in note (c) above and open futures contracts.
(k) This is a restricted security which was acquired on March 22, 1994 at a cost of $1,350. This security represents 0.1% of the Fund's net assets as of November 30, 1999.
(l) This is a restricted security which was acquired on October 1, 1999 at a cost of $4,532. This security represents 0.2% of the Fund's net assets at November 30, 1999.
(m)  Cost for federal income tax purposes is $2,308,841.
(n) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1999.

See notes to financial statements.

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------

November 30, 1999
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $2,308,434)                                                $2,279,570
Short-term obligations                                                                    18,611
                                                                                      ----------
                                                                                       2,298,181
Cash                                                                 $        82
Receivable for:
  Interest                                                                43,288
  Investments sold                                                         2,237
  Fund shares sold                                                           364
Other                                                                        104          46,075
                                                                     -----------      ----------
  Total Assets                                                                         2,344,256

LIABILITIES
Payable for:
  Investments purchased                                                   17,058
  Fund shares repurchased                                                  4,631
  Distributions                                                            3,236
Accrued:
  Management fee                                                           1,023
  Transfer agent fee                                                         255
  Bookkeeping fee                                                             55
  Deferred Trustees fees                                                      48
Other                                                                        293
                                                                     -----------
  Total Liabilities                                                                       26,599
                                                                                      ----------
NET ASSETS                                                                            $2,317,657
                                                                                      ----------
Net asset value & redemption price per share -- Class A
  ($2,033,762/160,536)                                                                $    12.67(a)
                                                                                      ----------
Maximum offering price per share --
Class A ($12.67/0.9525)                                                               $    13.30(b)
                                                                                      ----------

Net asset value & offering price per share -- Class B ($279,285/
  22,045)                                                                             $    12.67(a)
                                                                                      ----------

Net asset value & offering price per share -- Class C ($4,610/364)                    $    12.67(a)
                                                                                      ----------
COMPOSITION OF NET ASSETS
Capital paid in                                                                       $2,379,608
Overdistributed net investment income                                                     (4,051)
Accumulated net realized loss                                                            (29,036)
Net unrealized depreciation                                                              (28,864)
                                                                                      ----------
                                                                                      $2,317,657
                                                                                      ----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-----------------------
STATEMENT OF OPERATIONS
-----------------------

For the Year Ended November 30, 1999
(In thousands)

INVESTMENT INCOME
Interest                                                             $ 159,738

EXPENSES
Management fee                                           $   13,501
Service fee                                                   6,546
Distribution fee -- Class B                                   2,437
Distribution fee -- Class C                                      33
Transfer agent fee                                            4,152
Bookkeeping fee                                                 704
Registration fee                                                 77
Audit fee                                                       104
Trustees fee                                                    163
Custodian fee                                                   136
Reports to shareholders                                          80
Legal fee                                                        19
Other                                                           612
                                                         ----------
    Total expenses                                           28,564
Fees waived by the Distributor -- Class C                        (7)
Custodian Credits Earned                                       (136)    28,421
                                                         ----------  ---------
Net Investment Income                                                  131,317

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                               (19,834)
  Closed futures contracts                                    2,152
                                                         ----------
    Net Realized Loss                                                  (17,682)
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                             (215,228)
  Open futures contracts                                        911
                                                         ----------
    Net Change in Unrealized Appreciation/Depreciation                (214,317)
                                                                     ---------
Net Loss                                                              (231,999)
                                                                     ---------
Decrease in Net Assets from Operations                               $(100,682)
                                                                     ---------

See notes to financial statements.

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

(In thousands)

                                                      YEARS ENDED NOVEMBER 30
                                                    ---------------------------
INCREASE (DECREASE) IN NET ASSETS                         1999        1998
-------------------------------------------------------------------------------

OPERATIONS
Net investment income                               $   131,317    $   142,997
Net realized gain (loss)                                (17,682)        68,982
Net change in unrealized appreciation/depreciation     (214,317)        13,259
                                                    -----------    -----------
    Net Increase (Decrease) from Operations            (100,682)       225,238
DISTRIBUTIONS
From net investment income -- Class A                  (115,905)      (130,227)
In excess of net investment income -- Class A            (2,857)        (3,173)
From net realized gains -- Class A                      (30,692)          --
In excess of net realized gains -- Class A               (9,502)          --
From net investment income -- Class B                   (13,967)       (16,342)
In excess of net investment income -- Class B              (344)          (398)
From net realized gains -- Class B                       (4,419)          --
In excess of net realized gains -- Class B               (1,368)          --
From net investment income -- Class C                      (193)           (36)
In excess of net investment income -- Class C                (5)            (1)
From net realized gains -- Class C                          (22)          --
In excess of net realized gains -- Class C                   (7)          --
                                                    -----------    -----------
                                                       (279,963)        75,061
                                                    -----------    -----------
FUND SHARE TRANSACTIONS
Receipts for shares sold -- Class A                     647,353        348,851
Value of distributions reinvested -- Class A             94,482         77,460
Cost of shares repurchased -- Class A                  (933,598)      (572,684)
                                                    -----------    -----------
                                                       (191,763)      (146,373)
                                                    -----------    -----------
Receipts for shares sold -- Class B                      17,692         14,954
Value of distributions reinvested -- Class B             12,150          9,572
Cost of shares repurchased -- Class B                   (69,705)       (59,859)
                                                    -----------    -----------
                                                        (39,863)       (35,333)
                                                    -----------    -----------
Receipts for shares sold -- Class C                       4,600          1,478
Value of distributions reinvested -- Class C                195             29
Cost of shares repurchased -- Class C                    (1,225)          (240)
                                                    -----------    -----------
                                                          3,570          1,267
                                                    -----------    -----------
    Net Decrease from Fund Share Transactions          (228,056)      (180,439)
                                                    -----------    -----------
    Total Decrease                                     (508,019)      (105,378)

NET ASSETS
Beginning of period                                   2,825,676      2,981,054
                                                    -----------    -----------

End of period (net of overdistributed net
  investment income of $4,051 and $2,771,
  respectively)                                     $ 2,317,657    $ 2,825,676
                                                    -----------    -----------

NUMBER OF FUND SHARES
Sold -- Class A                                          48,014         25,013
Issued for distributions reinvested -- Class A            6,984          5,556
Repurchased -- Class A                                  (69,593)       (41,047)
                                                    -----------    -----------
                                                        (14,595)       (10,478)
                                                    -----------    -----------
Sold -- Class B                                           1,311          1,070
Issued for distributions reinvested -- Class B              896            687
Repurchased -- Class B                                   (5,242)        (4,291)
                                                    -----------    -----------
                                                         (3,035)        (2,534)
                                                    -----------    -----------
Sold -- Class C                                             335            106
Issued for distributions reinvested -- Class C               15              2
Repurchased -- Class C                                      (92)           (17)
                                                    -----------    -----------
                                                            258             91
                                                    -----------    -----------

See notes to financial statements.

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

November 30, 1999

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Colonial Tax-Exempt Fund (the Fund), a series of Liberty Trust IV, formerly Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fees for Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro-rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Insured Fund and Colonial High Yield Municipal Fund as follows:

AVERAGE NET ASSETS                 ANNUAL FEE RATE
------------------                 ---------------
First $1 billion                        0.60%
Next $2 billion                         0.55%
Next $1 billion                         0.50%
Over $4 billion                         0.45%

The management fee applicable to the Fund was reduced by 0.05% annually of the average net assets of the Fund between $2 billion and $3 billion.

In addition, a further reduction was made based on the following schedule:

                                     CUMULATIVE
                                     ANNUALIZED
EFFECTIVE DATE                        REDUCTION
--------------                        ---------
January 1, 1996                         0.01%
April 1, 1996                           0.02%
July 1, 1996                            0.03%
October 1, 1996                         0.04%

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

AVERAGE NET ASSETS                 ANNUAL FEE RATE
------------------                 ---------------
First $50 million                     No Charge
Next $950 million                      0.035%
Next $1 billion                        0.025%
Next $1 billion                        0.015%
Over $3 billion                        0.001%

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the year ended November 30, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $1,808,542 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $832, $335,271 and $3,361, on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $136,367 of custodian fees were reduced by balance credits applied during the year ended November 30, 1999. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the year ended November 30, 1999, purchases and sales of investments, other than short-term obligations, were $960,878,750 and $1,262,283,932, respectively.

Unrealized appreciation (depreciation) at November 30, 1999, based on cost of investments for federal income tax purposes was:

    Gross unrealized appreciation                            $ 61,666,900
    Gross unrealized depreciation                             (90,938,149)
                                                             ------------
        Net unrealized depreciation                          $(29,271,249)
                                                             ============


CAPITAL LOSS CARRYFORWARDS
At November 30, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                                    CAPITAL LOSS
       YEAR OF EXPIRATION           CARRYFORWARD
       ------------------           ------------
              2007                   $29,459,700

OTHER
The Fund has greater than 10% of its net assets at November 30, 1999 invested in Texas.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended November 30, 1999.

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                        YEAR ENDED NOVEMBER 30, 1999
                                                   --------------------------------------
                                                     CLASS A        CLASS B      CLASS C
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   14.110     $   14.110   $   14.110
                                                   ----------     ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                   0.680          0.579        0.599(a)
Net realized and unrealized loss                       (1.197)        (1.197)      (1.197)
                                                   ----------     ----------   ----------
    Total from Investment Operations                   (0.517)        (0.618)      (0.598)
                                                   ----------     ----------   ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                             (0.675)        (0.577)      (0.596)
In excess of net investment income                     (0.017)        (0.014)      (0.015)
From net realized gains                                (0.176)        (0.176)      (0.176)
In excess of net realized gains                        (0.055)        (0.055)      (0.055)
                                                   ----------     ----------   ----------
    Total Distributions Declared to Shareholders       (0.923)        (0.822)      (0.842)
                                                   ----------     ----------   ----------
NET ASSET VALUE, END OF PERIOD                     $   12.670     $   12.670   $   12.670
                                                   ----------     ----------   ----------
Total return (b)                                      (3.87)%        (4.59)%      (4.45)%(c)
                                                   ----------     ----------   ----------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                            0.99%          1.74%        1.59%(a)
Net investment income (d)                               5.09%          4.34%        4.49%(a)
Portfolio turnover                                        37%            37%          37%
Net assets at end of period (in millions)          $    2,034     $      279   $        5

(a)  Net of fees waived by the Distributor which amounted to $0.020 per share and 0.15%.
(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sal es charge.
(c)  Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d)  The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01%.


                                                                  YEARS ENDED NOVEMBER 30
                                      ---------------------------------------------------------------------------------
                                                       1998                                        1997
                                      --------------------------------------     --------------------------------------
                                        CLASS A       CLASS B       CLASS C       CLASS A        CLASS B     CLASS C (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $   13.750     $   13.750   $   13.750     $   13.550     $   13.550   $   13.860
                                      ----------     ----------   ----------     ----------     ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                      0.713          0.605        0.627(b)       0.743          0.642        0.218
Net realized and unrealized
gain (loss)                                0.391          0.391        0.391          0.194          0.194       (0.114)(c)
                                      ----------     ----------   ----------     ----------     ----------   ----------
    Total from Investment
      Operations                           1.104          0.996        1.018          0.937          0.836        0.104
                                      ----------     ----------   ----------     ----------     ----------   ----------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS
From net investment income                (0.726)        (0.621)      (0.642)        (0.737)        (0.636)      (0.214)
In excess of net investment
income                                    (0.018)        (0.015)      (0.016)        --           --                --
                                      ----------     ----------   ----------     ----------     ----------   ----------
    Total Distributions
Declared to Shareholders                  (0.744)        (0.636)      (0.658)        (0.737)        (0.636)      (0.214)
                                      ----------     ----------   ----------     ----------     ----------   ----------
NET ASSET VALUE, END OF PERIOD        $   14.110     $   14.110   $   14.110     $   13.750     $   13.750   $   13.750
                                      ----------     ----------   ----------     ----------     ----------   ----------
Total return (d)                           8.22%          7.40%        7.56%(e)       7.16%          6.37%        0.77%(f)
                                      ----------     ----------   ----------     ----------     ----------   ----------

RATIOS TO AVERAGE NET ASSETS
Operating expenses (g)                     0.95%          1.70%        1.55%(b)       0.98%          1.73%        1.59%(b)(h)
Interest expense                             (i)            (i)             (i)         --             --           --
Total expenses (g)                         0.95%          1.70%        1.55%(b)       0.98%          1.73%        1.59%(b)(h)
Net investment income (g)                  5.08%          4.33%        4.48%(b)       5.45%          4.70%        4.76%(b)(h)
Portfolio turnover                           26%          26%            26%            39%          39%            39%
Net assets at end of period
(in millions)                         $    2,470     $      354   $        1     $    2,551     $      380   $       (j)

(a)  Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b)  Net of fees waived by the Distributor which amounted to $0.021 per share and 0.15%.
(c)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)  Annualized.
(i)  Rounds to less than 0.00%.
(j)  Rounds to less than one million.

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                            YEARS ENDED NOVEMBER 30
                                              -----------------------------------------------------
                                                        1996                       1995
                                              -------------------------   -------------------------
                                               CLASS A        CLASS B      CLASS A       CLASS B
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   13.720     $   13.720   $   12.180     $   12.180
                                              ----------     ----------   ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                              0.756          0.656        0.771          0.673
Net realized and unrealized gain (loss)           (0.171)        (0.171)       1.535          1.535
                                              ----------     ----------   ----------     ----------
    Total from Investment Operations               0.585          0.485        2.306          2.208
                                              ----------     ----------   ----------     ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                        (0.755)        (0.655)      (0.766)        (0.668)
                                              ----------     ----------   ----------     ----------
NET ASSET VALUE, END OF PERIOD                $   13.550     $   13.550   $   13.720     $   13.720
                                              ----------     ----------   ----------     ----------
Total return (a)                                   4.47%          3.70%       19.35%         18.47%
                                              ----------     ----------   ----------     ----------
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                       0.99%          1.74%        1.01%          1.76%
Net investment income (b)                          5.61%          4.86%        5.82%          5.07%
Portfolio turnover                                   40%            40%          41%            41%
Net assets at end of period (in millions)     $    2,818     $      427   $    3,111     $      469

(a)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b)  The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
1999 FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Approximately 99.0% of the income distributions will be treated as exempt income for federal income tax purposes.

--------------------------------------------------------------------------------

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST IV
AND THE SHAREHOLDERS OF COLONIAL TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Tax-Exempt Fund, (the "Fund") (a series of Liberty Trust IV, formerly Colonial Trust IV), at November 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2000

TRUSTEES & TRANSFER AGENT

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

ANNUAL REPORT:
COLONIAL TAX-EXEMPT FUND

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

--------------------------------------------------------------------------------
L I B E R T Y
---------------
      F U N D S
--------------------------------------------------------------------------------

ALL-STAR     Institutional money management approach for individual investors.

COLONIAL     Fixed-income and value style equity investing.

CRABBE
HUSON        A contrarian approach to fixed-income and equity investing.

NEWPORT      A leader in international investing.

STEIN ROE    Growth style equity investing.
ADVISOR

[graphic omitted]
KEYPORT      A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

----------------------------------------
COLONIAL TAX-EXEMPT FUND   ANNUAL REPORT
----------------------------------------

[Graphic
 Omitted]  L I B E R T Y
           -----------------
                   F U N D S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

           Liberty Funds Distributor, Inc. (C)1999
           One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
           www.libertyfunds.com


                                                  TE-02/266I-1199 (1/00) 99/1604